Long-term Debt - Schedule of Long Term Debt (Detail) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Apr. 07, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD
Disclosure of detailed information about borrowings [line items]
Total Debt Principal | $			$ 2,900
Debt Discounts and Transaction Costs	CAD (84)			CAD (46)
Non-current portion of non-current borrowings	9,513			6,332		CAD 6,525
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal | $		$ 7,650			$ 4,750
Total Debt Principal, (CAD equivalent)	9,597			6,378
U.S. Dollar Denominated Unsecured Notes [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal | $		$ 7,650
Total Debt Principal, (CAD equivalent)	CAD 9,597			CAD 6,378